Schedule of Notes Payable- Related Party (Details) - Parent Company [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Frost Gamma Investments Trust [Member]
Total Notes payable - related party	$ 570,000	$ 470,000
(b) Notes payable- Dr. Jane Hsiao		470,000	$ 445,000	$ 350,000
Dr Jane Hsiao [Member]
Total Notes payable - related party	150,000	150,000	150,000	150,000
(b) Notes payable- Dr. Jane Hsiao		150,000	150,000	150,000
Related Party [Member]
Total Notes payable - related party	720,000	620,000		500,000
(b) Notes payable- Dr. Jane Hsiao	$ 720,000	$ 620,000	595,000
Total Notes payable - related party			$ 595,000	$ 500,000